Summary of Significant Accounting Policies (Details Textual)	6 Months Ended
Dec. 31, 2020 Segments
Summary of Significant Accounting Policies (Textual)
Number of operating business lines	2
Variable interest entity agreements, description	Pursuant to the VIE Agreements, Hunan MYT and 39Pu pay service fees equal to 100% and 51% of its net income to Shanghai MYT, respectively. At the same time, Shanghai MYT is entitled to receive 100% and 51% of expected residual returns from Hunan MYT and 39Pu, respectively.
Exclusive option agreement term	10 years
Thirty Nine Pu [Member]
Summary of Significant Accounting Policies (Textual)
Percentage of owned subsidiary	51.00%